SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 41,360	$ 39,994
Revenue	16,956	12,922
United States
Disclosure of geographical areas [line items]
Non-current assets	17,335	17,305
Revenue	9,498	6,616
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	5,230	5,163
Revenue	2,300	1,429
Mali
Disclosure of geographical areas [line items]
Non-current assets	3,337	3,441
Revenue	505	1,346
Zambia
Disclosure of geographical areas [line items]
Non-current assets	3,228	2,804
Revenue	1,487	855
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	2,254	2,209
Revenue	1,683	1,265
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	2,155	2,020
Revenue	0	0
Chile
Disclosure of geographical areas [line items]
Non-current assets	1,856	1,920
Revenue	9	9
Pakistan
Disclosure of geographical areas [line items]
Non-current assets	1,791	934
Revenue	0	0
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,667	1,667
Revenue	766	683
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	770	781
Revenue	0	0
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	412	403
Revenue	0	0
Peru
Disclosure of geographical areas [line items]
Non-current assets	78	64
Revenue	0	0
Canada
Disclosure of geographical areas [line items]
Non-current assets	49	522
Revenue	302	320
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	0	188
Revenue	406	399
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	1,198	573
Revenue	$ 0	$ 0